Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial assets and liabilities that are measured at fair value on a recurring basis

	31 December 2016				31 December 2015
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognised at fair value on a recurring basis:
Financial assets
Trading investments
US government and federal agencies	—	—	—	—	—	279,343	—	279,343
Non-US governments debt securities	—	—	—	—	—	7,489	—	7,489
Asset-backed securities - Student loans	—	—	—	—	—	28,285	—	28,285
Mutual funds	6,091	222	—	6,313	5,903	279	—	6,182
Total trading	6,091	222	—	6,313	5,903	315,396	—	321,299

Available-for-sale investments
US government and federal agencies	—	2,430,402	—	2,430,402	—	1,404,499	—	1,404,499
Non-US governments debt securities	—	27,020	—	27,020	—	29,575	—	29,575
Corporate debt securities	—	514,475	—	514,475	—	506,144	—	506,144
Asset-backed securities - Student loans	—	—	12,493	12,493	—	—	12,161	12,161
Commercial mortgage-backed securities	—	150,546	—	150,546	—	148,726	—	148,726
Residential mortgage-backed securities	—	197,802	—	197,802	—	100,244	—	100,244
Total available-for-sale	—	3,320,245	12,493	3,332,738	—	2,189,188	12,161	2,201,349

Other assets - Derivatives	—	30,096	—	30,096	—	13,694	—	13,694

Financial liabilities
Other liabilities - Derivatives	—	11,321	—	11,321	—	8,929	—	8,929

Schedule of level 3 reconciliation

	31 December 2016	31 December 2015	31 December 2014
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,161	12,226	45,304
Proceeds from sales, paydowns and maturities	—	—	(36,439)
Accretion recognised in net income	—	—	915
Realised and unrealised gains (losses) recognised in other comprehensive income	332	(65)	(6,286)
Realised and unrealised gains recognised in net income	—	—	8,732
Carrying amount at end of year	12,493	12,161	12,226

Items other than those recognised at fair value on a recurring basis

Items Other Than Those Recognised at Fair Value on a Recurring Basis:
		31 December 2016			31 December 2015
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,101,651	2,101,651	—	2,288,890	2,288,890	—
Securities purchased under agreement to resell	Level 2	148,813	148,813	—	—	—	—
Short-term investments	Level 1	519,755	519,755	—	409,482	409,482	—
Investments held-to-maturity	Level 2	1,061,103	1,046,828	(14,275)	701,282	701,495	213
Loans, net of allowance for credit losses	Level 2	3,570,478	3,566,812	(3,666)	4,000,155	3,996,443	(3,712)
Other real estate owned¹	Level 2	14,199	14,199	—	11,206	11,206	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	8,193,213	8,193,213	—	7,654,643	7,654,643	—
Term deposits	Level 2	1,816,640	1,817,564	(924)	1,513,025	1,514,126	(1,101)
Deposits from banks	Level 2	23,796	23,796	—	14,478	14,478	—
Long-term debt	Level 2	117,000	117,683	(683)	117,000	116,606	394
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.